CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	¥ 43,895	¥ 85,076
Intangible assets	195,636	471,371
Deferred tax assets	313,805	768,276
Financial assets measured at fair value through other comprehensive income		1,372,685
Restricted cash and time deposits over three months		5,319
Prepayments and other receivables	6,506	6,663
Trade receivables	10,106
Total non-current assets	569,948	2,709,390
Current assets
Trade receivables	496,429	710,669
Contract assets	63,420	95,825
Prepayments and other receivables	342,221	905,691
Financial assets measured at amortized cost from virtual bank		3,081
Financial assets measured at fair value through other comprehensive income		853,453
Financial assets at fair value through profit or loss	455,016	925,204
Derivative financial assets	40,356	38,008
Restricted cash and time deposits over three months	51,940	447,564
Cash and cash equivalents	1,947,922	1,379,473
Total current assets	3,397,304	5,358,968
Total assets	3,967,252	8,068,358
EQUITY
Share capital	78	78
Shares held for share incentive scheme	(149,544)	(149,544)
Other reserves	11,041,209	10,989,851
Accumulated losses	(8,333,291)	(7,873,614)
Equity attributable to equity owners of the Company	2,558,452	2,966,771
Non-controlling interests	(54,509)	(18,979)
Total equity	2,503,943	2,947,792
Non-current liabilities
Trade and other payables	10,670	28,283
Contract liabilities	12,946	17,126
Deferred tax liabilities		2,079
Total non-current liabilities	23,616	47,488
Current liabilities
Trade and other payables	993,842	1,981,288
Payroll and welfare payables	311,190	385,908
Contract liabilities	115,501	138,563
Short-term borrowings	19,160	251,732
Customer deposits		2,261,214
Other financial liabilities from virtual bank		54,373
Total current liabilities	1,439,693	5,073,078
Total liabilities	1,463,309	5,120,566
Total equity and liabilities	¥ 3,967,252	¥ 8,068,358